ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Beginning balance	$ 160	$ (780)	$ 70	$ (851)	$ 1,422	$ 1,716
Other comprehensive income (loss), net of tax before reclassification	(112)	(71)	(835)	1,093	(2,187)
Amounts reclassified from accumulated to other comprehensive income for gains on sale of securities, net of tax expense of $0 and $7 for the three months ended September 30, 2014 and 2013 and $100 and $7 for the nine months ended September 30, 2014 and 2013 respectively	0		(15)	(194)	(15)
Net current period other comprehensive income (loss)	(112)	(71)	(850)	899	(2,202)
Ending balance	48	(851)	(780)	48	(780)	1,716
Amounts reclassified from accumulated to other comprehensive income for gains on sale of securities, tax expenses	$ 0		$ 7	$ 100	$ 7